Postretirement Benefit Plans - Summary of Actual Pension Plan Asset Allocation (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Plan Asset Allocation [Line Items]
Actual benefit plan asset allocation	100.00%	100.00%
Equity securities [Member]
Plan Asset Allocation [Line Items]
Actual benefit plan asset allocation	26.00%	21.00%
Debt securities [Member]
Plan Asset Allocation [Line Items]
Actual benefit plan asset allocation	58.00%	64.00%
Insurance contracts [Member]
Plan Asset Allocation [Line Items]
Actual benefit plan asset allocation	3.00%	4.00%
Other [Member]
Plan Asset Allocation [Line Items]
Actual benefit plan asset allocation	13.00%	11.00%